CERTIFICATION OF
                         STRONG MONEY MARKET FUND, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                            STRONG MONEY MARKET FUND

STRONG MONEY MARKET FUND, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2.  Reference  is  made to the  Strong  Money  Market  Fund's  Prospectuses  and
Statement of Additional Information each dated March 1, 2002 filed by the Registrant pursuant to Post-Effective Amendment No. 28 (File No. 2-99439; 811-4374), which was filed with the Securities and Exchange Commission on February 22, 2002 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Registrant's Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                                              STRONG MONEY MARKET FUND, INC.



                                              /S/ GILBERT L. SOUTHWELL III
                                              -------------------------------
                                              By:      Gilbert L. Southwell III
                                              Title:   Assistant Secretary



Dated: March 5, 2002